111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                         February 1, 2019

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XI (the “Trust”) (File Nos. 33-68310 and 811-7992) on behalf of MFS® Mid Cap Value Fund and MFS® Blended Research® Core Equity Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 48 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on January 25, 2019.

Please call the undersigned at (617) 954-5655 or Robert Kanash at (617) 954-5136 with any questions you may have.

Very truly yours,

BRAD WILSON
Brad Wilson
Associate Counsel & Assistant Vice President

BW/ccs